Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Columbia Funds Variable Insurance Trust
Entity Central Index Key	0000815425
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
Columbia Variable Portfolio – Contrarian Core Fund - Class 1
Shareholder Report [Line Items]
Fund Name	Columbia Variable Portfolio – Contrarian Core Fund
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Variable Portfolio – Contrarian Core Fund (the Fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 1	$ 78	0.69%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Class 1 shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the consumer discretionary, industrials and materials sectors boosted the Fund’s relative results most during the annual period.
Allocations
| A larger allocation to the communication services sector and smaller allocations to the real estate and materials sectors buoyed the Fund’s relative results during the annual period.
Individual holdings
| Positions in NVIDIA Corp., a leading provider of graphic processing units which play a crucial role in artificial intelligence; Tapestry, Inc., the parent company of luxury brands Coach New York, Kate Spade, and Stuart Weitzman; Boeing Co., an aerospace company that designs and manufactures airplanes; eBay, Inc., an e-commerce company that operates auction-style online marketplaces; and United Airlines Holdings, Inc., one of the world’s largest airlines, were among the top relative contributors to Fund performance.
Top Performance Detractors
Stock selection
| Selections in the communication services, health care and consumer staples sectors hurt the Fund’s relative results during the annual period.
Allocations
| A larger weighting to the information technology sector and smaller weightings to the consumer staples and utilities sectors modestly detracted from relative results.
Individual holdings
| Fund positions in Elevance Health, Inc., the for-profit company that consists of the Blue Cross & Blue Shield insurance plans in 14 U.S. states; Coty, Inc., a beauty company specializing in prestige fragrance, color cosmetics, and skincare; BioMarin Pharmaceutical, Inc., a biotechnology company that develops and commercializes therapies for genetic disorders; Nike, Inc., an athletic footwear and apparel company; and United Parcel Service, Inc., a worldwide shipping and logistics company, were among the top relative detractors during the period.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 1	23.43	15.08	12.80
Russell 1000® Index	24.51	14.28	12.87

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/variable-products for more recent performance information.
Net Assets	$ 1,630,086,029
Holdings Count | Holding	76
Advisory Fees Paid, Amount	$ 10,677,084
Investment Company, Portfolio Turnover	52.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 1,630,086,029
Total number of portfolio holdings	76
Management services fees (represents 0.72% of Fund average net assets)	$ 10,677,084
Portfolio turnover for the reporting period	52%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Microsoft Corp.	7.0%
NVIDIA Corp.	6.4%
Apple, Inc.	6.2%
Amazon.com, Inc.	4.9%
Meta Platforms, Inc., Class A	2.9%
Alphabet, Inc., Class A	2.4%
Alphabet, Inc., Class C	2.1%
eBay, Inc.	2.1%
JPMorgan Chase & Co.	2.1%
Visa, Inc., Class A	1.9%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
Microsoft Corp.	7.0%
NVIDIA Corp.	6.4%
Apple, Inc.	6.2%
Amazon.com, Inc.	4.9%
Meta Platforms, Inc., Class A	2.9%
Alphabet, Inc., Class A	2.4%
Alphabet, Inc., Class C	2.1%
eBay, Inc.	2.1%
JPMorgan Chase & Co.	2.1%
Visa, Inc., Class A	1.9%

Columbia Variable Portfolio – Contrarian Core Fund - Class 2
Shareholder Report [Line Items]
Fund Name	Columbia Variable Portfolio – Contrarian Core Fund
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Variable Portfolio – Contrarian Core Fund (the Fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 2	$ 105	0.94%

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	0.94%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Class 2 shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the consumer discretionary, industrials and materials sectors boosted the Fund’s relative results most during the annual period.
Allocations
| A larger allocation to the communication services sector and smaller allocations to the real estate and materials sectors buoyed the Fund’s relative results during the annual period.
Individual holdings
| Positions in NVIDIA Corp., a leading provider of graphic processing units which play a crucial role in artificial intelligence; Tapestry, Inc., the parent company of luxury brands Coach New York, Kate Spade, and Stuart Weitzman; Boeing Co., an aerospace company that designs and manufactures airplanes; eBay, Inc., an e-commerce company that operates auction-style online marketplaces; and United Airlines Holdings, Inc., one of the world’s largest airlines, were among the top relative contributors to Fund performance.
Top Performance Detractors
Stock selection
| Selections in the communication services, health care and consumer staples sectors hurt the Fund’s relative results during the annual period.
Allocations
| A larger weighting to the information technology sector and smaller weightings to the consumer staples and utilities sectors modestly detracted from relative results.
Individual holdings
| Fund positions in Elevance Health, Inc., the for-profit company that consists of the Blue Cross & Blue Shield insurance plans in 14 U.S. states; Coty, Inc., a beauty company specializing in prestige fragrance, color cosmetics, and skincare; BioMarin Pharmaceutical, Inc., a biotechnology company that develops and commercializes therapies for genetic disorders; Nike, Inc., an athletic footwear and apparel company; and United Parcel Service, Inc., a worldwide shipping and logistics company, were among the top relative detractors during the period.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 2	23.09	14.78	12.52
Russell 1000® Index	24.51	14.28	12.87

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/variable-products for more recent performance information.
Net Assets	$ 1,630,086,029
Holdings Count | Holding	76
Advisory Fees Paid, Amount	$ 10,677,084
Investment Company, Portfolio Turnover	52.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 1,630,086,029
Total number of portfolio holdings	76
Management services fees (represents 0.72% of Fund average net assets)	$ 10,677,084
Portfolio turnover for the reporting period	52%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Microsoft Corp.	7.0%
NVIDIA Corp.	6.4%
Apple, Inc.	6.2%
Amazon.com, Inc.	4.9%
Meta Platforms, Inc., Class A	2.9%
Alphabet, Inc., Class A	2.4%
Alphabet, Inc., Class C	2.1%
eBay, Inc.	2.1%
JPMorgan Chase & Co.	2.1%
Visa, Inc., Class A	1.9%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
Microsoft Corp.	7.0%
NVIDIA Corp.	6.4%
Apple, Inc.	6.2%
Amazon.com, Inc.	4.9%
Meta Platforms, Inc., Class A	2.9%
Alphabet, Inc., Class A	2.4%
Alphabet, Inc., Class C	2.1%
eBay, Inc.	2.1%
JPMorgan Chase & Co.	2.1%
Visa, Inc., Class A	1.9%